Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Income Taxes Per Juristiction [Table Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Argentina	$(10,524)	$(1,722)	$(4,608)
Paraguay	(13,168	)(3,158)	(3,338)
Uruguay	35,932	11,933	15,218
Panama	(12,719	)(5,641)	2,239
Others	690	(1,176	)(1,950)

Total income before income taxes and noncontrolling interest	$211	$236	$7,561

Total Income Tax Benefit/(Expense) [Table Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Current	$(316)	$(376)	$(737)
Deferred	2,250	2,638	1,743

Total Argentina	$1,934	$2,262	$1,006

Current	$(826)	$(753)	$(580)
Deferred	(1,143	)(1,161)	(490)

Total Paraguay	$(1,969)	$(1,914)	$(1,070)

Total income tax (expense)/benefit	$(35)	$348	$(64)

Income Tax Benefit Of the Year [Table Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Loss before income taxes and noncontrolling interest	$(10,524)	$(1,722)	$(4,608)
Statutory tax rate	35%	35%	35%

Income before taxes at the statutory tax rate	3,683	603	1,613
Permanent differences	(1,749	)1,659	(607)

Income tax benefit of the year	$1,934	$2,262	$1,006

Schedule Of Deferred Tax Assets And Liabilities [Table Text Block]

	December 31, 2012	December 31, 2011
Deferred income tax assets:
Tax loss carry-forward	$1,675	$920
Other deferred income tax assets	338	755

Total deferred income tax assets	2,013	1,675

Deferred income tax liabilities:
Intangible assets	(11,173	)(12,360)
Property, plant and equipment, net	(4,787	)(5,513)
Other	(4,575	)(3,430)

Total deferred income tax liabilities	(20,535	)(21,303)

Net deferred income tax liabilities	$(18,522)	$(19,628)